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Short Duration Income Portfolio
Short Duration Income Portfolio

Prospectus Supplement

April 24, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated April 24, 2020 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2020

Short Duration Income Portfolio

Effective July 1, 2020, the first sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Short Duration Income Portfolio	Class I Shares	Class A Shares	Class L	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	2.00%	none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	none	1.00%	none

Effective July 1, 2020, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:

Expense Example	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	255	417	594	1,104

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	255	417	594	1,104

Effective July 1, 2020, the row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted and replaced with the following:

Average Annual Returns	Past One Year		Past Five Years		Past Ten Years		Since Inception		Inception Date
Short Duration Income Portfolio | Class A Shares	1.72%	[1]	2.57%	[1]	2.17%	[1]	0.32%	[1]	Sep. 28, 2007
[1]	Effective July 1, 2020, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.00%.

Please retain this supplement for future reference.